EMPLOYEE BENEFITS EXPENSE (Tables)	12 Months Ended
Dec. 31, 2018
EMPLOYEE BENEFITS EXPENSES
Schedule of employee benefits expense

	For the years ended December 31,
	2018	2017	2016
Salaries and wages	$8,477,335	$9,244,473	$10,155,918
Pension plan and employment insurance	418,303	509,966	583,093
Contribution to defined contribution pension plan	170,358	194,123	209,494
Health benefits	476,217	613,918	810,609
Cash-based employee expenses	9,542,213	10,562,480	11,759,114
Employee termination expenses	761,354	—	—
Share-based payments	3,292,877	2,484,543	1,810,111
Total employee expenses	$13,596,444	$13,047,023	$13,569,225